Average Annual Total Returns{- Fidelity® Dividend ETF for Rising Rates} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Dividend ETF for Rising Rates	Fidelity Dividend ETF for Rising Rates-Default Return Before Taxes Past 1 year	Fidelity Dividend ETF for Rising Rates-Default Return Before Taxes Since Inception		Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions Past 1 year	Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions Since Inception		Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions and Sales Since Inception		IXZ69 Past 1 year	IXZ69 Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	8.22%	12.50%	[1]	7.25%	11.58%	[1]	5.22%	9.66%	[1]	8.51%	12.88%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016